Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepaid Expenses Explanatory Table [Abstract]
Schedule of prepaid expenses and othe current assets
	December 31,
	2021	2020
	U.S. dollars in thousands

Government authorities (*)	16	13
Prepaid expenses	94	66

	110	79

(*)	The government authorities are monetary items, which are denominated or linked is NIS.